Employee benefits - Accumulated other comprehensive losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Amounts recognized in accumulated other comprehensive losss:
Net loss	$ 288,882	$ 304,330
Accumulated other comprehensive loss	288,882	304,330	$ 290,327
OPEB Plan
Amounts recognized in accumulated other comprehensive losss:
Net loss	21,472	5,720
Accumulated other comprehensive loss	$ 21,472	$ 5,720	$ 24,079